Inventories (Tables)	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Schedule of inventories
The components of inventories as of March 31, 2014 and 2015 are as follows:

	2014	2015
	$ in thousands	$ in thousands

Raw materials	5,137	1,978
Work in progress	2,229	676
Finished goods	179	467

	7,545	3,121